AXS Managed Futures Strategy Fund

Class A Shares: MHFAX

Class C Shares: MHFCX

Class I Shares: MHFIX

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated March 8, 2021 to the

Prospectus dated February 1, 2021, as amended February 16, 2021.

Effective immediately, the bar chart under the “Performance” section of the Prospectus is deleted and replaced with the following:

Calendar-Year Total Return (before taxes) for Class A Shares

For each calendar year at NAV

Please retain this Supplement for future reference.